UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 506516
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN ELEC PWR INC          	COM 	025537101      284	6815	 SH 	      SOLE 	   	   6815
APACHE CORP                    	COM 	037411105      241	1995	 SH 	      SOLE 	   	   1995
AT+T INC                       	COM 	00206R102      279	7290	 SH 	      SOLE 	   	   7290
BANK AMER CORP                 	COM 	060505104      466	12280	 SH 	      SOLE 	   	   12280
CATERPILLAR INC                	COM 	149123101      286	3650	 SH 	      SOLE 	   	   3650
CISCO SYS INC                  	COM 	17275R102      353	14660	 SH 	      SOLE 	   	   14660
CITRIX SYS INC                 	COM 	177376100      272	9267	 SH 	      SOLE 	   	   9267
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      207	5980	 SH 	      SOLE 	   	   5980
CORNING INC                    	COM 	219350105      240	9965	 SH 	      SOLE 	   	   9965
COVIDIEN LTD                   	COM 	G2552X108      206	4665	 SH 	      SOLE 	   	   4665
DATA DOMAIN INC                	COM 	23767P109      636	26724	 SH 	      SOLE 	   	   26724
DEVON ENERGY CORPORATION NEW   	COM 	25179M103      313	3000	 SH 	      SOLE 	   	   3000
EMC CORP                       	COM 	268648102      230	16060	 SH 	      SOLE 	   	   16060
EOG RESOURCES INC              	COM 	26875P101      318	2650	 SH 	      SOLE 	   	   2650
EXELON CORP                    	COM 	30161N101      295	3625	 SH 	      SOLE 	   	   3625
EXXON MOBIL CORP               	COM 	30231G102      461	5445	 SH 	      SOLE 	   	   5445
FREEPORT MCMORAN COPPER + GOLD 	COM 	35671D857      301	3130	 SH 	      SOLE 	   	   3130
GENENTECH INC                  	COM 	368710406      246	3025	 SH 	      SOLE 	   	   3025
GENERAL ELEC CO                	COM 	369604103      503	13600	 SH 	      SOLE 	   	   13600
HEWLETT PACKARD CO             	COM 	428236103      262	5735	 SH 	      SOLE 	   	   5735
INVESCO LTD                    	COM 	G491BT108      211	8680	 SH 	      SOLE 	   	   8680
ISHARES TR                     	COM 	464287234      173739	1292894	 SH 	      SOLE 	   	   1292894
ISHARES TR                     	COM 	464287465      232158	3228901	 SH 	      SOLE 	   	   3228901
JPMORGAN CHASE + CO            	COM 	46625H100      200	4665	 SH 	      SOLE 	   	   4665
MANPOWER INC WIS               	COM 	56418H100      289	5145	 SH 	      SOLE 	   	   5145
MEDTRONIC INC                  	COM 	585055106      204	4208	 SH 	      SOLE 	   	   4208
MICROSOFT CORP                 	COM 	594918104      389	13705	 SH 	      SOLE 	   	   13705
ORACLE CORP                    	COM 	68389X105      214	10965	 SH 	      SOLE 	   	   10965
PEPSICO INC                    	COM 	713448108      356	4925	 SH 	      SOLE 	   	   4925
PNC FINL SVCS GROUP INC        	COM 	693475105      231	3520	 SH 	      SOLE 	   	   3520
PROCTER AND GAMBLE CO          	COM 	742718109      222	3175	 SH 	      SOLE 	   	   3175
SPDR TRUST                     	COM 	78462F103      88905	673676	 SH 	      SOLE 	   	   673676
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1402	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      887	16000	 SH 	      SOLE 	   	   16000
TRANSOCEAN INC                 	COM 	G90073100      251	1857  	 SH 	      SOLE 	   	   1857
UNITEDHEALTH GROUP INC         	COM 	91324P102      217	6325	 SH 	      SOLE 	   	   6325
WAL MART STORES INC            	COM 	931142103      242	4595	 SH 	      SOLE 	   	   4595
